Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Assets and Liabilities of Businesses Held For Sale and Discontinued Operations [Abstract]
Businesses held for sale
FINANCIAL INFORMATION FOR ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE

December 31 (In millions)	2014	2013

Assets
Cash and equivalents	$676	$5
Investment securities	448	7
Financing receivables – net	2,144	-
Goodwill	106	24
Intangible assets – net	13	2
Other	87	12
Assets of businesses held for sale	$3,474	$50

Liabilities
Bank deposits	$1,931	$-
Other	503	6
Liabilities of businesses held for sale	$2,434	$6

Financial Information For Businesses Held For Sale [Line Items]
Rollfoward of WMC's reserve and pending claims for WMC representation and warranty obligations
ROLLFORWARD OF THE RESERVE

December 31 (In millions)	2014	2013

Balance, beginning of period	$800	$633
Provision	365	354
Claim resolutions / rescissions	(356)	(187)
Balance, end of period	$809	$800

Financial Information
FINANCIAL INFORMATION FOR DISCONTINUED OPERATIONS

(In millions)	2014	2013	2012

Operations
Total revenues (loss)	$2,701	$4,101	$3,844

Earnings (loss) from discontinued operations before income taxes	$431	$769	$(340)
Benefit (provision) for income taxes	450	683	761
Earnings (loss) from discontinued operations, net of taxes	$881	$1,452	$421

Disposal
Gain (loss) on disposal before income taxes	$14	$(2,027)	$(792)
Benefit (provision) for income taxes	1	246	49
Gain (loss) on disposal, net of taxes	$15	$(1,781)	$(743)

Earnings (loss) from discontinued operations, net of taxes	$896	$(329)	$(322)

December 31 (In millions)	2014	2013

Assets
Cash and equivalents	$320	$375
Investment securities	848	834
Financing receivables – net	19,636	20,418
Other receivables	413	521
Property, plant and equipment – net	141	191
Goodwill(a)	537	799
Other intangible assets – net	109	179
Deferred income taxes	1,755	2,603
Other	13,026	16,859
Assets of discontinued operations	$36,785	$42,779

Liabilities
Short-term borrowings	$273	$764
Accounts payable	549	620
Long-term borrowings	234	288
Deferred income taxes	238	250
Other	845	3,988
Liabilities of discontinued operations	$2,139	$5,910

(a) We tested Real Estate goodwill for impairment using data as of July 1 in both 2014 and 2013. Fair value was determined using an income approach and based upon results of testing, goodwill was not impaired in either period.

FINANCIAL INFORMATION FOR REAL ESTATE

(In millions)	2014	2013	2012

Operations
Total revenues (loss)	$2,969	$3,915	$3,654

Interest	$(1,079)	$(1,278)	$(1,883)
Operating and administrative	(870)	(960)	(911)
Depreciation and amortization	(326)	(396)	(542)
Provision for losses on financing receivables	86	(28)	(72)
Earnings (loss) from discontinued operations before income taxes	780	1,253	246
Benefit (provision) for income taxes	223	472	562
Earnings (loss) from discontinued operations, net of taxes	$1,003	$1,725	$808

Disposal
Gain (loss) on disposal before income taxes	$-	$-	$-
Benefit (provision) for income taxes	-	-	-
Gain (loss) on disposal, net of taxes	$-	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$1,003	$1,725	$808

(a) Earnings (loss) from discontinued operations attributable to the company, before income taxes, was $782 million, $1,260 million and $251 million for the years ended December 31, 2014, 2013 and 2012, respectively.

FINANCIAL INFORMATION FOR WMC

(In millions)	2014	2013	2012

Total revenues (loss)	$(291)	$(346)	$(500)

Earnings (loss) from discontinued operations, net of taxes	$(199)	$(232)	$(337)

FINANCIAL INFORMATION FOR CONSUMER RUSSIA

(In millions)	2014	2013	2012

Total revenues (loss)	$24	$260	$276

Gain (loss) on disposal, net of taxes	$4	$(170)	$-

Earnings (loss) from discontinued operations, net of taxes	$(2)	$(193)	$33

FINANCIAL INFORMATION FOR CLL TRAILER SERVICES

(In millions)	2014	2013	2012

Total revenues (loss)	$1	$271	$399

Gain (loss) on disposal, net of taxes	$12	$18	$-

Earnings (loss) from discontinued operations, net of taxes	$37	$(2)	$22

GE Money Japan [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information
FINANCIAL INFORMATION FOR GE MONEY JAPAN

(In millions)	2014	2013	2012

Earnings (loss) from discontinued operations, net of taxes	$59	$(1,636)	$(649)

Consumer Ireland [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information
FINANCIAL INFORMATION FOR CONSUMER IRELAND

(In millions)	2014	2013	2012

Total revenues (loss)	$-	$-	$7

Gain (loss) on disposal, net of taxes	$1	$6	$(121)

Earnings (loss) from discontinued operations, net of taxes	$1	$6	$(195)